Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At December 31, 2020	$16,798	$29,391	$46,189
Additions	8,804	1,074	9,878
Exchange difference	—	96	96
At June 30, 2021	$25,602	$30,561	$56,163
Amortization and impairment:
At December 31, 2020	3,250	17,627	20,877
Amortization	1,187	2,534	3,721
Exchange difference	—	30	30
At June 30, 2021	$4,437	$20,191	$24,628
Net book value:
At January 1, 2021	$13,548	$11,764	$25,312
At June 30, 2021	$21,165	$10,370	$31,535